Income Taxes - Summary of Principle Components of Deferred Tax Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Components of Deferred Tax Assets [Abstract]
Accruals and reserves	¥ 14,748	$ 2,315	¥ 9,205
Net operating loss carried forward	98,015	15,380	60,288
Government grants	0	0	39
Depreciation and amortization	681	107	681
Excessive education fee	625	98	654
Research and development expense carried forward	1,063	167	0
Timing difference of research and development expense recognition	154,017	24,169	90,535
Timing difference of revenue recognition	0	0	6,425
Non-deductible advertisement expenses	2,449	384	2,471
Operating lease liabilities	21,438	3,364	0
Gross deferred tax assets	293,036	45,984	170,298
Less: Valuation allowance	(264,196)	(41,458)	(170,298)
Total deferred tax assets, net	28,840	4,526	0
Deferred tax liabilities:
Operating right of use assets	(20,033)	(3,144)	0
Depreciation and amortization	(8,807)	(1,382)
Total deferred tax liabilities	(28,840)	(4,526)	0
Net deferred tax assets	¥ 0	$ 0	¥ 0